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Johnson Core Plus Bond Fund
Johnson Core Plus Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return over the long term consistent with the preservation of capital.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Shareholder Fees	Johnson Core Plus Bond Fund Johnson Core Plus Bond Fund USD ($)
Redemption Fee	none
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Johnson Core Plus Bond Fund Johnson Core Plus Bond Fund
Management Fee	0.45%
Distribution (12b-1) Fees	none
Other Expenses	0.69%
Total Annual Operating Expenses	1.14%
Fee Waiver	(0.69%)	[1]
Total Annual Operating Expenses after Fee Waiver	0.45%
[1]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until April 30, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed will not exceed 0.45% of the Fund’s average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date in which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit and any expense limitation in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days written notice to the adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example	1 Year	3 Years
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | USD ($)	46	166

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 42.09% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any amounts for borrowing, in a broad range of fixed income securities. “Fixed Income Securities” include corporate bonds, notes, domestic and foreign government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, municipal securities, and short-term obligations.
The Fund does not limit itself to a particular maturity range but will normally seek to maintain a dollar weighted duration between 4 to 8 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of four years would generally be expected to decline by approximately 4% if interest rates rose by one percentage point.
The Fund invests primarily in investment grade securities. However, it may invest up to 40% of its portfolio in securities rated below investment grade (also known as “junk bonds”). The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. For the purposes of compliance with the Fund’s 80% investment policy, the Fund’s derivative positions are valued at their market value.

PRINCIPAL RISKS
Average Annual Total Returns
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception in 2018. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Growth Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 2.41% in the fourth quarter of 2022, and the lowest return was -6.35% in the first quarter of 2022.
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Core Plus Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Johnson Core Plus Bond Fund	Return Before Taxes	(13.71%)	(11.99%)
After Taxes on Distributions | Johnson Core Plus Bond Fund	Return After Taxes on Distributions	(14.58%)	(12.83%)
After Taxes on Distributions and Sale of Fund Shares | Johnson Core Plus Bond Fund	Return After Taxes on Distributions and Sale of Fund Shares	(8.10%)	(9.45%)
Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)	Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)	(13.01%)	(11.43%)

The Bloomberg Us Aggregate Bond Index is the primary benchmark.